Company Information	12 Months Ended
Dec. 31, 2023
Company Information [Abstract]
Company Information
1.	Company Information:

Banco de Chile is authorized to operate as a commercial bank since September 17, 1996, being, in conformity with the stipulations of article 25 of Law No. 19,396, the legal continuation of Banco de Chile resulting from the merger of the Banco Nacional de Chile, Banco Agrícola and Banco de Valparaiso, which was constituted by public deed dated October 28, 1893, granted before the Notary Public of Santiago, Mr. Eduardo Reyes Lavalle, authorized by Supreme Decree of November 28, 1893.

Banco de Chile (“Banco de Chile” or the “Bank”) is a Corporation organized under the laws of the Republic of Chile, regulated by the Commission for Financial Market (“CMF”). Banco de Chile also complies with the regulations published by the United States Securities and Exchange Commission (“SEC”) from which the Bank is also subject to its supervision since 2001, due to its registration in the New York Stock Exchange (“NYSE”) through its American Depositary Receipt (“ADR”) program.

Banco de Chile offers a broad range of banking services to its customers, ranging from individuals to large corporations. Additionally, the Bank offers international as well as treasury banking services. The Bank’s subsidiaries provide other services including securities brokerage, mutual fund management, factoring, insurance brokerage and financial advisory services.

Banco de Chile’s legal address is Ahumada 251, Santiago, Chile and its website is www.bancochile.cl.